Schedule of Investments (unaudited)	iShares® Global Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
AGL Energy Ltd.	21,982	$150,268
ALS Ltd.	7,938	54,327
Aurizon Holdings Ltd.	61,995	135,032
Bendigo & Adelaide Bank Ltd.	13,870	76,845
BHP Group Ltd.	11,590	328,084
BlueScope Steel Ltd.	1,927	23,100
Fortescue Metals Group Ltd.	23,599	335,715
Goodman Group	3,009	39,815
JB Hi-Fi Ltd.	3,862	111,013
Lottery Corp. Ltd. (The)	9,450	27,278
Macquarie Group Ltd.	1,040	106,901
Mineral Resources Ltd.	1,706	62,878
Mirvac Group	9,925	11,516
Rio Tinto Ltd.	4,145	309,623
South32 Ltd.	58,849	125,900
Stockland	59,266	133,760
Whitehaven Coal Ltd.	29,862	140,659
Woolworths Group Ltd.	1,263	28,272
Yancoal Australia Ltd., NVS	17,326	53,203
		2,254,189
Austria — 0.4%
OMV AG	4,895	214,686
Raiffeisen Bank International AG(a)	4,917	71,236
Telekom Austria AG, Class A	2,080	14,526
Verbund AG	423	36,753
Wienerberger AG	3,827	92,716
		429,917
Belgium — 0.3%
Ageas SA/NV	4,725	181,501
D’ieteren Group	567	84,222
		265,723
Brazil — 0.6%
B3 SA - Brasil, Bolsa, Balcao	87,948	193,628
Cia. Siderurgica Nacional SA	15,498	36,149
CPFL Energia SA	6,478	42,966
CSN Mineracao SA	20,602	21,167
JBS SA	27,531	109,376
Petroleo Brasileiro SA	5,311	39,861
Suzano SA	7,308	74,751
Telefonica Brasil SA	1,260	11,306
Tim SA	29,240	87,979
		617,183
Canada — 2.6%
ARC Resources Ltd.	11,466	184,465
Bank of Montreal	1,855	140,173
Canadian Tire Corp. Ltd., Class A, NVS	1,667	160,792
Element Fleet Management Corp.	5,355	72,443
George Weston Ltd.	184	19,958
Gildan Activewear Inc.	1,641	46,612
Hydro One Ltd.(b)	2,583	66,980
Imperial Oil Ltd.	378	21,542
Loblaw Companies Ltd.	4,599	376,145
Magna International Inc.	1,128	54,206
Manulife Financial Corp.	11,686	203,425
Nutrien Ltd.	3,468	186,260
Royal Bank of Canada	4,284	342,164
Teck Resources Ltd., Class B	693	24,487
Thomson Reuters Corp.	2,987	357,794
Toronto-Dominion Bank (The)	4,885	272,862
Security	Shares	Value

Canada (continued)
West Fraser Timber Co. Ltd.	2,520	$170,072
		2,700,380
Chile — 0.0%
Cencosud SA	24,003	38,888

China — 3.4%
Agricultural Bank of China Ltd., Class A	195,300	95,522
Bank of China Ltd., Class A	214,200	113,797
Bank of Communications Co. Ltd., Class H	63,000	37,265
Bosideng International Holdings Ltd.	126,000	49,749
China CITIC Bank Corp. Ltd., Class A	26,000	19,056
China Coal Energy Co. Ltd., Class H	126,000	98,969
China Construction Bank Corp., Class H	504,000	285,041
China International Capital Corp. Ltd., Class H(b)	50,400	80,275
China Medical System Holdings Ltd.	63,000	100,743
China Petroleum & Chemical Corp., Class A	107,100	79,698
China Petroleum & Chemical Corp., Class H	504,000	257,765
China Renewable Energy Investment Ltd.(c)	659	—
China Resources Pharmaceutical Group Ltd.(b)	63,000	39,135
China Shenhua Energy Co. Ltd., Class A	25,200	104,011
China United Network Communications Ltd., Class A	93,600	56,854
Chongqing Changan Automobile Co. Ltd., Class A	18,900	38,983
CNPC Capital Co. Ltd., NVS	12,600	10,187
COSCO Shipping Holdings Co. Ltd., Class A	69,500	92,559
CSC Financial Co. Ltd., Class H(b)	31,500	28,365
Daqo New Energy Corp., ADR(a)(d)	567	14,436
Giant Biogene Holding Co. Ltd.(a)(b)	12,600	50,625
Greentown China Holdings Ltd.	31,500	30,559
Industrial & Commercial Bank of China Ltd., Class A	239,400	154,292
Kingboard Holdings Ltd.	21,000	51,141
Kingboard Laminates Holdings Ltd.	63,000	59,081
Kunlun Energy Co.Ltd.	126,000	104,971
Lenovo Group Ltd.	16,000	18,606
Meituan, Class B(a)(b)	6,300	89,303
Metallurgical Corp. of China Ltd., Class H	63,000	12,493
Nongfu Spring Co. Ltd., Class H(b)	37,800	215,299
Orient Overseas International Ltd.	1,000	12,610
Orient Securities Co. Ltd.(b)	25,200	11,740
PetroChina Co. Ltd., Class A	75,600	73,397
PetroChina Co. Ltd., Class H	252,000	164,484
Pinduoduo Inc., ADR(a)	2,457	249,189
Postal Savings Bank of China Co. Ltd., Class H(b)	189,000	86,265
Qifu Technology Inc.	4,284	63,360
Shaanxi Coal Industry Co. Ltd., Class A	18,900	46,440
Sinotrans Ltd., Class H	63,000	20,706
Sinotruk Hong Kong Ltd.	31,500	59,330
TAL Education Group, ADR(a)	5,282	46,323
Tingyi Cayman Islands Holding Corp.	72,000	95,506
Want Want China Holdings Ltd.	126,000	78,291
Yadea Group Holdings Ltd.(b)	44,000	80,316
Yankuang Energy Group Co. Ltd., Class H	48,000	83,364
		3,560,101
Czech Republic — 0.2%
CEZ AS	4,284	183,309

Denmark — 1.2%
Carlsberg A/S, Class B	882	105,111
Coloplast A/S, Class B	95	9,907
Novo Nordisk A/S	9,072	875,232
Pandora A/S	2,898	328,693
		1,318,943

Schedule of Investments (unaudited) (continued)	iShares® Global Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland — 0.5%
Kesko OYJ, Class B	3,402	$57,533
Kone OYJ, Class B	1,449	62,747
Nordea Bank Abp, New	27,364	288,319
Orion OYJ, Class B	3,528	140,363
Stora Enso OYJ, Class R	1,197	14,386
		563,348
France — 3.2%
BNP Paribas SA	5,670	326,048
Bollore SE	16,443	89,763
Bouygues SA	2,394	84,218
Carrefour SA	9,261	162,359
Christian Dior SE, NVS	126	87,115
Credit Agricole SA	35,595	429,806
Eiffage SA	1,953	177,236
Engie SA	6,174	98,197
Kering SA	63	25,622
L’Oreal SA	441	185,366
LVMH Moet Hennessy Louis Vuitton SE	378	270,622
Orange SA	9,009	105,964
Publicis Groupe SA	6,300	479,703
Sanofi	1,575	143,020
Schneider Electric SE	441	67,851
Societe Generale SA	3,843	86,359
TotalEnergies SE	4,571	305,605
Unibail-Rodamco-Westfield, New(a)	3,465	171,688
Vivendi SE	10,293	92,302
		3,388,844
Germany — 0.9%
Bayerische Motoren Werke AG	1,764	164,059
BioNTech SE, ADR(a)	987	92,324
Commerzbank AG	14,868	160,360
Deutsche Boerse AG	189	31,109
Deutsche Post AG, Registered	1,890	73,792
Deutsche Telekom AG, Registered	3,517	76,332
E.ON SE	8,001	95,197
Mercedes-Benz Group AG	4,095	240,926
Volkswagen AG	567	65,545
		999,644
Greece — 0.1%
FF Group(a)(c)	165	—
Hellenic Telecommunications Organization SA	6,600	92,508
		92,508
Hong Kong — 0.3%
AIA Group Ltd.	12,600	109,416
HK Electric Investments & HK Electric Investments Ltd., Class SS	126,000	69,896
SITC International Holdings Co. Ltd.	20,000	30,808
Swire Properties Ltd.	37,800	73,189
WH Group Ltd.(b)	31,500	18,813
		302,122
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	10,220	81,319

India — 1.5%
ABB India Ltd.	630	31,072
AIA Engineering Ltd.	650	27,448
Bharat Electronics Ltd.	40,572	65,000
Coal India Ltd.	42,147	159,094
Hindustan Aeronautics Ltd., NVS	4,788	104,784
Indian Oil Corp. Ltd.	34,335	36,987
Indian Railway Finance Corp. Ltd.(b)	60,171	52,508
Security	Shares	Value

India (continued)
Infosys Ltd.	2,394	$39,371
Mazagon Dock Shipbuilders Ltd.	910	21,509
NHPC Ltd., NVS	123,606	74,539
Oil & Natural Gas Corp. Ltd.	20,538	45,956
Oil India Ltd.	4,349	15,629
Power Finance Corp. Ltd.	45,360	134,333
Power Grid Corp. of India Ltd.	98,481	239,184
REC Ltd.	50,778	175,514
Tata Consultancy Services Ltd.	2,331	94,367
Tube Investments of India Ltd.	3,591	135,853
Wipro Ltd.	16,380	75,196
WNS Holdings Ltd.(a)(d)	819	44,488
		1,572,832
Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	497,700	80,304
Bukit Asam Tbk PT	126,000	19,671
Hanjaya Mandala Sampoerna Tbk PT	441,000	25,264
Indo Tambangraya Megah Tbk PT	12,600	21,040
Pertamina Geothermal Energy PT(b)	113,400	10,101
Perusahaan Gas Negara Tbk PT	264,600	20,920
Sumber Alfaria Trijaya Tbk PT	478,800	87,109
United Tractors Tbk PT	44,100	69,789
		334,198
Ireland — 0.2%
AIB Group PLC	47,250	205,137
Smurfit Kappa Group PLC	1,512	49,285
		254,422
Israel — 0.4%
Bank Leumi Le-Israel BM	22,949	147,813
Bezeq The Israeli Telecommunication Corp. Ltd.	86,562	106,514
Check Point Software Technologies Ltd.(a)(d)	315	42,289
Harel Insurance Investments & Financial Services Ltd.	4,221	27,110
Israel Corp Ltd.	126	27,197
Phoenix Holdings Ltd. (The)	6,480	55,021
		405,944
Italy — 0.6%
Enel SpA	19,919	126,437
Poste Italiane SpA(b)	10,395	102,913
Snam SpA	41,139	188,645
Terna - Rete Elettrica Nazionale	14,101	107,972
UniCredit SpA	3,906	97,922
		623,889
Japan — 7.0%
Advantest Corp.	3,200	82,428
Amada Co. Ltd.	6,300	61,113
Asics Corp.	6,300	199,565
Bandai Namco Holdings Inc.	4,400	91,161
BayCurrent Consulting Inc.	6,300	158,173
Capcom Co. Ltd.	6,300	202,793
Chubu Electric Power Co. Inc.	6,300	76,130
Dai Nippon Printing Co. Ltd.	6,300	164,350
Dai-ichi Life Holdings Inc.	6,300	133,088
Daiichi Sankyo Co. Ltd.	6,300	162,440
Ebara Corp.	3,100	137,279
Fuji Electric Co. Ltd.	1,500	57,112
Fujitsu Ltd.	800	103,638
Hitachi Ltd.	1,000	63,387
Horiba Ltd.	1,500	75,842
Hoya Corp.	2,600	250,298
Internet Initiative Japan Inc.	6,300	101,799
Isetan Mitsukoshi Holdings Ltd.	6,300	71,070

Schedule of Investments (unaudited) (continued)	iShares® Global Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ITOCHU Corp.	11,600	$417,844
Japan Post Bank Co. Ltd.	6,300	58,396
Japan Post Insurance Co. Ltd.	6,300	121,313
Japan Real Estate Investment Corp.	41	152,287
Kamigumi Co. Ltd.	6,300	127,805
Mitsubishi Heavy Industries Ltd.	1,800	92,708
Mitsubishi UFJ Financial Group Inc.	25,200	211,407
Nintendo Co. Ltd.	4,900	202,441
Nippon Building Fund Inc.	63	253,130
Nippon Express Holdings Inc.	3,600	185,023
Nippon Telegraph & Telephone Corp.	296,100	348,443
Nissan Motor Co. Ltd.	6,300	24,242
Nomura Real Estate Holdings Inc.	6,300	147,143
Nomura Research Institute Ltd.	6,300	165,375
Olympus Corp.	12,600	168,277
ORIX Corp.	12,600	229,148
Osaka Gas Co. Ltd.	6,300	118,804
Persol Holdings Co. Ltd.	44,100	66,124
Recruit Holdings Co. Ltd.	3,000	86,018
Sanrio Co. Ltd.	2,500	106,459
Sanwa Holdings Corp.	6,300	85,001
SBI Holdings Inc.	6,300	135,544
SCSK Corp.	6,300	107,543
Sekisui House Reit Inc.	126	66,361
Socionext Inc.	1,300	126,798
Sony Group Corp.	1,700	141,336
Sumitomo Mitsui Financial Group Inc.	1,500	72,312
T&D Holdings Inc.	6,300	112,387
TIS Inc.	6,300	134,914
Tokyo Electron Ltd.	1,400	184,993
Tokyo Tatemono Co. Ltd.	6,300	83,653
Toppan Inc.	6,300	145,302
Toyota Motor Corp.	12,600	220,421
Yakult Honsha Co. Ltd.	3,600	84,834
Zensho Holdings Co. Ltd.	4,600	241,784
		7,417,236
Malaysia — 0.1%
Petronas Gas Bhd	6,300	22,743
YTL Corp. Bhd	182,000	55,829
YTL Power International Bhd	71,500	31,688
		110,260
Mexico — 0.3%
Banco del Bajio SA(b)	37,800	115,692
Coca-Cola Femsa SAB de CV	12,600	95,599
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,300	73,490
Grupo Comercial Chedraui SA de CV	6,380	37,040
		321,821
Netherlands — 1.2%
Adyen NV(a)(b)	252	169,970
ASM International NV	132	54,474
ASML Holding NV	504	302,965
ING Groep NV	1,386	17,769
Koninklijke Ahold Delhaize NV	16,632	492,503
NN Group NV	4,788	153,563
Randstad NV	1,386	71,774
		1,263,018
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	3,402	41,245
Fletcher Building Ltd.	23,373	58,905
Meridian Energy Ltd.	16,254	45,777
		145,927
Security	Shares	Value

Norway — 0.4%
DNB Bank ASA	5,985	$107,981
Kongsberg Gruppen ASA	1,953	79,779
Orkla ASA	22,365	154,151
Telenor ASA	7,938	81,145
Var Energi ASA	15,183	51,294
		474,350
Philippines — 0.1%
Bank of the Philippine Islands	2,520	4,464
Manila Electric Co.	6,930	43,358
Semirara Mining & Power Corp., Class A	50,400	25,789
		73,611
Poland — 0.3%
Budimex SA	390	43,658
LPP SA	42	135,301
Orange Polska SA	25,200	46,743
PGE Polska Grupa Energetyczna SA(a)	35,343	61,381
		287,083
Qatar — 0.2%
Industries Qatar QSC	28,350	95,104
Mesaieed Petrochemical Holding Co.	168,588	73,643
Ooredoo QPSC	26,354	71,485
		240,232
Russia — 0.0%
Alrosa PJSC(c)	59,760	6
PhosAgro PJSC(a)(c)	1,025	—
PhosAgro PJSC, GDR(a)(c)	1	—
PhosAgro PJSC, New(c)	20	—
United Co. RUSAL International PJSC(a)(c)	70,560	8
		14
Saudi Arabia — 0.5%
Elm Co.	882	164,852
Nahdi Medical Co.	1,638	61,933
Riyadh Cables Group Co.	1,235	24,138
SABIC Agri-Nutrients Co.	4,977	177,694
Saudi Electricity Co.	16,735	79,453
		508,070
Singapore — 0.4%
Jardine Cycle & Carriage Ltd.	2,200	45,320
Sea Ltd., ADR(a)	882	36,779
Sembcorp Industries Ltd.	31,500	105,680
STMicroelectronics NV , New	2,646	100,866
Yangzijiang Shipbuilding Holdings Ltd.	119,700	126,880
		415,525
South Africa — 0.3%
African Rainbow Minerals Ltd.	4,221	34,782
Anglo American Platinum Ltd.	2,016	67,358
Exxaro Resources Ltd.	8,316	83,467
Impala Platinum Holdings Ltd.	16,443	68,495
MTN Group Ltd.	11,907	58,125
		312,227
South Korea — 2.0%
DB HiTek Co. Ltd.	1,513	54,621
DB Insurance Co. Ltd.	1,701	110,665
Doosan Bobcat Inc.	2,142	61,542
F&F Co. Ltd./New	315	21,837
Hana Financial Group Inc.	7,812	227,148
Hanwha Aerospace Co. Ltd.	1,134	85,255
Hyundai Marine & Fire Insurance Co. Ltd.	1,890	44,088
Hyundai Rotem Co. Ltd.(a)	845	14,609
KB Financial Group Inc.	5,040	192,116

Schedule of Investments (unaudited) (continued)	iShares® Global Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Kia Corp.	3,276	$187,163
Kumho Petrochemical Co. Ltd.	756	71,054
LG Innotek Co. Ltd.	504	83,650
LG Uplus Corp.	5,670	42,495
LS Corp.	520	30,234
Meritz Financial Group Inc.	2,214	82,400
POSCO Holdings Inc.	126	38,572
Samsung Electronics Co. Ltd.	3,843	191,285
Samsung Engineering Co. Ltd.(a)	2,646	46,635
Samsung Fire & Marine Insurance Co. Ltd.	1,008	192,752
SD Biosensor Inc.	1,625	11,611
Seegene Inc.	2,788	39,494
Shinhan Financial Group Co. Ltd.	3,654	93,923
Woori Financial Group Inc.	16,380	144,680
		2,067,829
Spain — 0.6%
Acciona SA	862	108,676
Banco Bilbao Vizcaya Argentaria SA	10,143	79,797
Corp. ACCIONA Energias Renovables SA	1,953	52,860
Endesa SA	6,049	113,810
Iberdrola SA	3,156	35,101
Repsol SA	14,994	219,545
Telefonica SA	7,440	28,738
		638,527
Sweden — 0.6%
Axfood AB	3,717	82,185
Epiroc AB, Class B	5,292	73,481
H & M Hennes & Mauritz AB, Class B	5,544	74,482
Husqvarna AB, Class B	3,654	23,677
Kindred Group PLC	7,623	62,408
Kinnevik AB, Class B(a)	9,261	79,186
Skandinaviska Enskilda Banken AB, Class A	5,954	66,444
SSAB AB, Class A	8,125	48,673
Swedbank AB, Class A	4,599	75,531
Telefonaktiebolaget LM Ericsson, Class B	17,262	77,329
Volvo AB, Class A	501	10,044
		673,440
Switzerland — 1.6%
Alcon Inc.	1,008	72,149
Cie. Financiere Richemont SA, Class A, Registered	567	66,892
Coca-Cola HBC AG, Class DI	7,218	187,391
Kuehne + Nagel International AG, Registered	252	67,955
Nestle SA, Registered	2,205	237,784
Novartis AG, Registered	3,150	294,902
Roche Holding AG, NVS	1,134	292,243
Swiss Life Holding AG, Registered	126	80,927
UBS Group AG, Registered	16,002	375,990
		1,676,233
Taiwan — 1.8%
AUO Corp.	126,000	60,990
Fubon Financial Holding Co. Ltd.	66,400	123,477
Gigabyte Technology Co. Ltd.	18,000	122,291
Global Unichip Corp.	3,000	134,079
Lite-On Technology Corp.	33,000	102,746
Novatek Microelectronics Corp.	18,000	253,495
President Chain Store Corp.	12,000	95,452
Realtek Semiconductor Corp.	20,000	249,257
Ruentex Industries Ltd.	63,000	111,513
Shanghai Commercial & Savings Bank Ltd. (The)	5,278	6,993
Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	473,643
Uni-President Enterprises Corp.	56,000	117,485
Security	Shares	Value

Taiwan (continued)
Yuanta Financial Holding Co. Ltd.	65,040	$48,866
		1,900,287
Thailand — 0.1%
PTT Exploration & Production PCL, NVDR	18,900	86,313

Turkey — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,056	24,878
BIM Birlesik Magazalar AS	8,760	84,138
Ford Otomotiv Sanayi AS	1,512	41,981
KOC Holding AS	38,934	188,327
Tofas Turk Otomobil Fabrikasi AS	5,040	42,838
Turk Traktor ve Ziraat Makineleri AS	441	11,287
Turkcell Iletisim Hizmetleri AS(a)	37,107	62,895
Turkiye Garanti Bankasi AS	15,939	26,453
Yapi ve Kredi Bankasi AS	84,420	51,523
		534,320
United Arab Emirates — 0.2%
Abu Dhabi Islamic Bank PJSC	39,312	110,241
Abu Dhabi National Oil Co. for Distribution PJSC	23,058	21,093
Dubai Electricity & Water Authority PJSC	94,131	60,994
Fertiglobe PLC	39,818	34,818
		227,146
United Kingdom — 3.2%
3i Group PLC	5,050	119,067
Anglo American PLC	4,403	112,187
AstraZeneca PLC	1,863	233,254
BAE Systems PLC	10,456	140,595
Barratt Developments PLC	7,771	39,191
BP PLC	67,620	412,889
British American Tobacco PLC	1,402	41,881
Burberry Group PLC	11,088	228,524
Centrica PLC	111,006	212,498
Glencore PLC	16,884	89,432
GSK PLC	6,805	121,311
HSBC Holdings PLC	19,870	143,470
Imperial Brands PLC	1,667	35,514
JD Sports Fashion PLC	83,063	129,149
Kingfisher PLC	16,318	41,668
Legal & General Group PLC	35,486	91,430
Next PLC	758	63,552
Pearson PLC	7,422	85,915
Rio Tinto PLC	4,347	277,341
Shell PLC(d)	11,162	364,636
Vodafone Group PLC	292,295	269,068
Wise PLC, Class A(a)	4,662	37,891
WPP PLC	4,808	41,403
		3,331,866
United States — 58.8%
Abbott Laboratories	3,040	287,432
AbbVie Inc.	5,873	829,150
Accenture PLC, Class A	1,468	436,128
Adobe Inc.(a)	520	276,671
Aflac Inc.	2,135	166,765
Agilent Technologies Inc.	2,297	237,441
Airbnb Inc., Class A(a)	1,890	223,568
Allstate Corp. (The)	1,200	153,756
Ally Financial Inc.	10,096	244,222
Alphabet Inc., Class C, NVS(a)	20,477	2,565,768
Amazon.com Inc.(a)	13,923	1,853,012
American Express Co.	911	133,033
American Financial Group Inc./OH	1,203	131,560

Schedule of Investments (unaudited) (continued)	iShares® Global Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Ameriprise Financial Inc.	1,323	$416,176
Amgen Inc.	1,092	279,224
Apple Inc.	27,090	4,626,159
Applied Materials Inc.	3,014	398,903
Arista Networks Inc.(a)	849	170,114
AT&T Inc.	12,033	185,308
Atlassian Corp., NVS(a)	2,703	488,270
AutoZone Inc.(a)	189	468,178
Avery Dennison Corp.	408	71,021
Bank of America Corp.	6,426	169,261
Best Buy Co. Inc.	6,009	401,521
Biogen Inc.(a)	257	61,048
BlackRock Inc.(e)	152	93,067
Blackstone Inc., NVS	999	92,258
Booking Holdings Inc.(a)	149	415,644
Booz Allen Hamilton Holding Corp., Class A	433	51,930
Bristol-Myers Squibb Co.	6,176	318,249
Broadcom Inc.	819	689,082
Cadence Design Systems Inc.(a)	3,088	740,657
Capital One Financial Corp.	2,673	270,748
Caterpillar Inc.	157	35,490
CDW Corp./DE	1,119	224,248
Celanese Corp., Class A	478	54,736
CF Industries Holdings Inc.	894	71,323
Chevron Corp.	458	66,744
Cintas Corp.	791	401,132
Cisco Systems Inc.	5,640	294,013
Citigroup Inc.	1,538	60,736
Coca-Cola Co. (The)	3,518	198,732
ConocoPhillips	2,104	249,955
Costco Wholesale Corp.	766	423,169
Crowdstrike Holdings Inc., Class A(a)(d)	1,738	307,226
CSX Corp.	393	11,731
CVS Health Corp.	2,606	179,840
Danaher Corp.	145	27,843
DaVita Inc.(a)	1,766	136,388
Deere & Co.	375	137,010
Dell Technologies Inc., Class C	3,591	240,274
Devon Energy Corp.	2,732	127,229
Discover Financial Services	1,999	164,078
DocuSign Inc., Class A(a)	5,052	196,422
Domino’s Pizza Inc.	360	122,036
Dow Inc.	2,652	128,198
DTE Energy Co.	674	64,960
Dynatrace Inc.(a)	2,961	132,386
eBay Inc.	4,829	189,442
Electronic Arts Inc.	315	38,994
Elevance Health Inc.	1,071	482,046
Eli Lilly & Co.	1,672	926,171
Emerson Electric Co.	2,079	184,969
Enphase Energy Inc.(a)	357	28,410
Estee Lauder Companies Inc. (The), Class A	1,910	246,142
Etsy Inc.(a)	4,076	253,935
Everest Re Group Ltd.	228	90,201
Exxon Mobil Corp.	2,007	212,441
Fair Isaac Corp.(a)	567	479,608
Ferguson PLC	2,567	385,563
Fidelity National Financial Inc.	6,467	252,795
Ford Motor Co.	4,900	47,775
Fortinet Inc.(a)	9,471	541,457
Fox Corp., Class A, NVS	6,427	195,317
Gartner Inc.(a)	775	257,331
Security	Shares	Value

United States (continued)
GE Healthcare Inc., NVS(a)	2,109	$140,396
General Motors Co.	2,897	81,695
Gilead Sciences Inc.	956	75,084
GoDaddy Inc., Class A(a)	203	14,866
Goldman Sachs Group Inc. (The)	296	89,869
Hartford Financial Services Group Inc. (The)	253	18,583
Hershey Co. (The)	1,091	204,399
Hewlett Packard Enterprise Co.	21,310	327,748
Hologic Inc.(a)	4,410	291,810
Home Depot Inc. (The)	2,262	643,969
Howmet Aerospace Inc.	259	11,422
HP Inc.	12,097	318,514
HubSpot Inc.(a)	375	158,914
Humana Inc.	685	358,728
IDEXX Laboratories Inc.(a)	341	136,219
Illinois Tool Works Inc.	148	33,170
International Business Machines Corp.	883	127,717
Interpublic Group of Companies Inc. (The)	4,984	141,546
Intuit Inc.	1,088	538,506
Johnson & Johnson	5,462	810,233
JPMorgan Chase & Co.	5,421	753,844
Kenvue Inc.	1,764	32,810
Keysight Technologies Inc.(a)	345	42,107
KLA Corp.	682	320,335
Kroger Co. (The)	9,766	443,083
Lam Research Corp.	461	271,169
Lennox International Inc.	924	342,379
Liberty Global PLC, Class A(a)	823	12,806
Liberty Global PLC, Class C, NVS(a)	9,373	158,966
Liberty Media Corp.-Liberty Formula One, NVS	443	25,495
Lockheed Martin Corp.	169	76,834
Lowe’s Companies Inc.	3,529	672,522
LPL Financial Holdings Inc.	739	165,920
Lululemon Athletica Inc.(a)	189	74,368
LyondellBasell Industries NV, Class A	2,963	267,381
Marathon Oil Corp.	7,812	213,346
Marathon Petroleum Corp.	252	38,115
Masco Corp.	3,154	164,292
Mastercard Inc., Class A	1,409	530,277
Match Group Inc.(a)	3,689	127,639
McDonald’s Corp.	2,614	685,312
McKesson Corp.	1,323	602,441
Medtronic PLC	164	11,572
MercadoLibre Inc.(a)	167	207,204
Merck & Co. Inc.	6,108	627,292
Meta Platforms Inc, Class A(a)	2,481	747,451
MetLife Inc.	3,780	226,838
Mettler-Toledo International Inc.(a)	252	248,270
Microsoft Corp.	13,734	4,643,603
Moderna Inc.(a)	2,372	180,177
Molina Healthcare Inc.(a)	1,262	420,183
Mondelez International Inc., Class A	1,073	71,043
Moody’s Corp.	83	25,564
Morgan Stanley	2,824	199,996
Mosaic Co. (The)	736	23,905
Motorola Solutions Inc.	1,792	499,000
MSCI Inc., Class A	731	344,703
NetApp Inc.	1,690	122,998
News Corp., Class B	4,381	93,929
Nike Inc., Class B	2,014	206,979
Northern Trust Corp.	122	8,041
NRG Energy Inc.	4,712	199,695

Schedule of Investments (unaudited) (continued)	iShares® Global Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Nucor Corp.	1,386	$204,837
Nvidia Corp.	3,905	1,592,459
NVR Inc.(a)	25	135,316
Omnicom Group Inc.	180	13,484
Oracle Corp.	4,540	469,436
O’Reilly Automotive Inc.(a)	258	240,054
Otis Worldwide Corp.	4,097	316,329
PACCAR Inc.	175	14,443
Palo Alto Networks Inc.(a)	1,193	289,923
Parker-Hannifin Corp.	96	35,415
Pentair PLC	1,010	58,701
PepsiCo Inc.	1,924	314,151
Pfizer Inc.	11,720	358,163
Philip Morris International Inc.	2,837	252,947
Principal Financial Group Inc.	1,602	108,423
Procter & Gamble Co. (The)	6,706	1,006,101
Prudential Financial Inc.	1,423	130,119
PulteGroup Inc.	2,898	213,264
Qorvo Inc.(a)	1,928	168,546
Qualcomm Inc.	3,824	416,778
Raymond James Financial Inc.	2,951	281,643
Regions Financial Corp.	3,116	45,276
Rockwell Automation Inc.	378	99,342
S&P Global Inc.	937	327,304
Seagate Technology Holdings PLC	2,210	150,833
ServiceNow Inc.(a)	489	284,525
Sherwin-Williams Co. (The)	441	105,051
Simon Property Group Inc.	744	81,758
Sirius XM Holdings Inc.(d)	34,603	148,101
Starbucks Corp.	1,703	157,085
State Street Corp.	2,594	167,650
Steel Dynamics Inc.	2,583	275,115
Synchrony Financial	12,798	358,984
Synopsys Inc.(a)	580	272,275
Target Corp.	3,306	366,272
Tesla Inc.(a)	2,882	578,821
Texas Instruments Inc.	2,610	370,646
Texas Pacific Land Corp.	63	116,295
Thermo Fisher Scientific Inc.	872	387,839
TJX Companies Inc. (The)	947	83,402
Tractor Supply Co.	207	39,860
Trane Technologies PLC	2,553	485,861
Travelers Companies Inc. (The)	799	133,785
Ulta Beauty Inc.(a)	126	48,045
Union Pacific Corp.	628	130,379
United Rentals Inc.	189	76,785
UnitedHealth Group Inc.	2,068	1,107,538
Valero Energy Corp.	189	24,003
Veeva Systems Inc., Class A(a)	126	24,282
VeriSign Inc.(a)	467	93,241
Verizon Communications Inc.	3,402	119,512
Vertex Pharmaceuticals Inc.(a)	457	165,484
Visa Inc., Class A	3,424	804,982
Vistra Corp.	2,571	84,123
Walmart Inc.	3,101	506,734
Waters Corp.(a)(d)	127	30,293
Wells Fargo & Co.	3,187	126,747
Security	Shares	Value

United States (continued)
Weyerhaeuser Co.	822	$23,583
Whirlpool Corp.	1,137	118,885
WW Grainger Inc.	284	207,272
Yum! Brands Inc.	2,205	266,496
Zscaler Inc.(a)	483	76,647
		62,158,735

Total Common Stocks — 99.2%
(Cost: $101,046,055)		104,851,773

Preferred Stocks

Brazil — 0.2%
Cia. Energetica de Minas Gerais, Preference Shares, NVS	16,448	38,300
Gerdau SA, Preference Shares, NVS	28,476	122,958
		161,258
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	650	31,478

Germany — 0.3%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	3,906	342,341

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(c)	145,100	16

Total Preferred Stocks — 0.5%
(Cost: $789,524)		535,093
Total Long-Term Investments — 99.7%
(Cost: $101,835,579)		105,386,866

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	883,213	883,567
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	50,000	50,000

Total Short-Term Securities — 0.9%
(Cost: $933,667)		933,567

Total Investments — 100.6%
(Cost: $102,769,246)		106,320,433

Liabilities in Excess of Other Assets — (0.6)%		(619,882)

Net Assets — 100.0%		$105,700,551

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Equity Factor ETF
October 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,228,857	$—	$(345,320	)(a)	$(3)	$33	$883,567	883,213	$7,628	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	(50,000	)(a)	—	—	50,000	50,000	1,207		—
BlackRock Inc.	119,694	—	(6,464)		(430)	(19,733)	93,067	152	810		—
					$(433)	$(19,700)	$1,026,634		$9,645		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	12/15/23	$46	$(323)
S&P 500 E-Mini Index	1	12/15/23	211	155
				$(168)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Equity Factor ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$67,944,752	$36,907,007	$14	$104,851,773
Preferred Stocks	161,258	373,819	16	535,093
Short-Term Securities
Money Market Funds	933,567	—	—	933,567
	$69,039,577	$37,280,826	$30	$106,320,433
Derivative Financial Instruments(a)
Assets
Equity Contracts	$155	$—	$—	$155
Liabilities
Equity Contracts	(323)	—	—	(323)
	$(168)	$—	$—	(168)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust